Distribution Date:	02/16/24	Wells Fargo Commercial Mortgage Trust 2014-LC16
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988XAQ9	1.294000%	51,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988XAR7	2.819000%	112,071,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988XAS5	3.432000%	14,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988XAT3	3.548000%	200,000,000.00	28,769,787.36	28,769,787.36	85,062.67	0.00	0.00	28,854,850.03	0.00	0.00%	30.00%
A-5	94988XAU0	3.817000%	231,235,000.00	231,235,000.00	54,918,899.64	735,520.00	0.00	0.00	55,654,419.64	176,316,100.36	59.61%	30.00%
A-SB	94988XAV8	3.477000%	73,429,000.00	1,384,777.11	1,384,690.66	4,012.39	0.00	0.00	1,388,703.05	86.45	59.61%	30.00%
A-S	94988XAW6	4.020000%	53,574,000.00	53,574,000.00	0.00	179,472.90	0.00	0.00	179,472.90	53,574,000.00	47.34%	24.50%
B	94988XAZ9	4.322000%	71,837,000.00	71,837,000.00	0.00	258,732.93	0.00	0.00	258,732.93	71,837,000.00	30.88%	17.13%
C	94988XBA3	4.458000%	38,963,000.00	38,963,000.00	0.00	27,876.75	0.00	0.00	27,876.75	38,963,000.00	21.96%	13.13%
D	94988XAC0	3.938000%	59,662,000.00	59,662,000.00	0.00	0.00	0.00	0.00	0.00	59,662,000.00	8.29%	7.00%
E	94988XAE6	3.250000%	19,481,000.00	19,481,000.00	0.00	0.00	0.00	0.00	0.00	19,481,000.00	3.83%	5.00%
F	94988XAG1	3.250000%	15,829,000.00	15,829,000.00	0.00	0.00	0.00	0.00	0.00	15,829,000.00	0.20%	3.38%
G	94988XAJ5	3.250000%	32,875,228.35	890,379.01	0.00	0.00	0.00	0.00	0.00	890,379.01	0.00%	0.00%
R	94988XAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			974,069,228.35	521,625,943.48	85,073,377.66	1,290,677.64	0.00	0.00	86,364,055.30	436,552,565.82

X-A	94988XAX4	0.979163%	735,422,000.00	314,963,564.47	0.00	257,000.48	0.00	0.00	257,000.48	229,890,186.81
X-B	94988XAY2	0.585941%	170,462,000.00	170,462,000.00	0.00	83,233.86	0.00	0.00	83,233.86	170,462,000.00
X-C	94988XAA4	1.554626%	19,481,000.00	19,481,000.00	0.00	25,238.06	0.00	0.00	25,238.06	19,481,000.00
X-D	94988XBB1	1.554626%	48,704,228.35	16,719,379.01	0.00	21,660.32	0.00	0.00	21,660.32	16,719,379.01
Notional SubTotal			974,069,228.35	521,625,943.48	0.00	387,132.72	0.00	0.00	387,132.72	436,552,565.82

Deal Distribution Total					85,073,377.66	1,677,810.36	0.00	0.00	86,751,188.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988XAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988XAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988XAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988XAT3	143.84893680	143.84893680	0.42531335	0.00000000	0.00000000	0.00000000	0.00000000	144.27425015	0.00000000
A-5	94988XAU0	1,000.00000000	237.50253915	3.18083335	0.00000000	0.00000000	0.00000000	0.00000000	240.68337250	762.49746085
A-SB	94988XAV8	18.85872217	18.85754484	0.05464312	0.00000000	0.00000000	0.00000000	0.00000000	18.91218796	0.00117733
A-S	94988XAW6	1,000.00000000	0.00000000	3.35000000	0.00000000	0.00000000	0.00000000	0.00000000	3.35000000	1,000.00000000
B	94988XAZ9	1,000.00000000	0.00000000	3.60166669	0.00000000	0.00000000	0.00000000	0.00000000	3.60166669	1,000.00000000
C	94988XBA3	1,000.00000000	0.00000000	0.71546724	2.99953263	44.82664579	0.00000000	0.00000000	0.71546724	1,000.00000000
D	94988XAC0	1,000.00000000	0.00000000	0.00000000	3.28166672	128.59030237	0.00000000	0.00000000	0.00000000	1,000.00000000
E	94988XAE6	1,000.00000000	0.00000000	0.00000000	2.70833325	113.74999641	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94988XAG1	1,000.00000000	0.00000000	0.00000000	2.70833344	113.75000442	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988XAJ5	27.08358404	0.00000000	0.00000000	0.07335128	70.38898940	0.00000000	0.00000000	0.00000000	27.08358404
R	94988XAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988XAX4	428.27596192	0.00000000	0.34945987	0.00000000	0.00000000	0.00000000	0.00000000	0.34945987	312.59628732
X-B	94988XAY2	1,000.00000000	0.00000000	0.48828396	0.00000000	0.00000000	0.00000000	0.00000000	0.48828396	1,000.00000000
X-C	94988XAA4	1,000.00000000	0.00000000	1.29552179	0.00000000	0.00000000	0.00000000	0.00000000	1.29552179	1,000.00000000
X-D	94988XBB1	343.28393194	0.00000000	0.44473182	0.00000000	0.00000000	0.00000000	0.00000000	0.44473182	343.28393194

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/24 - 01/30/24	30	0.00	85,062.67	0.00	85,062.67	0.00	0.00	0.00	85,062.67	0.00
A-5	01/01/24 - 01/30/24	30	0.00	735,520.00	0.00	735,520.00	0.00	0.00	0.00	735,520.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	4,012.39	0.00	4,012.39	0.00	0.00	0.00	4,012.39	0.00
A-S	01/01/24 - 01/30/24	30	0.00	179,472.90	0.00	179,472.90	0.00	0.00	0.00	179,472.90	0.00
B	01/01/24 - 01/30/24	30	0.00	258,732.93	0.00	258,732.93	0.00	0.00	0.00	258,732.93	0.00
C	01/01/24 - 01/30/24	30	1,629,709.81	144,747.54	0.00	144,747.54	116,870.79	0.00	0.00	27,876.75	1,746,580.60
D	01/01/24 - 01/30/24	30	7,476,163.82	195,790.80	0.00	195,790.80	195,790.80	0.00	0.00	0.00	7,671,954.62
E	01/01/24 - 01/30/24	30	2,163,202.64	52,761.04	0.00	52,761.04	52,761.04	0.00	0.00	0.00	2,215,963.68
F	01/01/24 - 01/30/24	30	1,757,678.61	42,870.21	0.00	42,870.21	42,870.21	0.00	0.00	0.00	1,800,548.82
G	01/01/24 - 01/30/24	30	2,311,642.66	2,411.44	0.00	2,411.44	2,411.44	0.00	0.00	0.00	2,314,054.10
X-A	01/01/24 - 01/30/24	30	0.00	257,000.48	0.00	257,000.48	0.00	0.00	0.00	257,000.48	0.00
X-B	01/01/24 - 01/30/24	30	0.00	83,233.86	0.00	83,233.86	0.00	0.00	0.00	83,233.86	0.00
X-C	01/01/24 - 01/30/24	30	0.00	25,238.06	0.00	25,238.06	0.00	0.00	0.00	25,238.06	0.00
X-D	01/01/24 - 01/30/24	30	0.00	21,660.32	0.00	21,660.32	0.00	0.00	0.00	21,660.32	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			15,338,397.54	2,088,514.64	0.00	2,088,514.64	410,704.28	0.00	0.00	1,677,810.36	15,749,101.82

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	Additional Information
Total Available Distribution Amount (1)	86,751,188.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,173,197.55	Master Servicing Fee	12,426.90
Interest Reductions due to Nonrecoverability Determination	(9,135.51)	Certificate Administrator Fee	1,901.14
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	224.59
ARD Interest	0.00	Trust Advisor Fee	446.99
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,164,062.04	Total Fees	15,209.61

Principal		Expenses/Reimbursements
Scheduled Principal	72,258,601.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	372,888.21
Principal Prepayments	12,814,776.47	Special Servicing Fees (Monthly)	26,896.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,939.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	85,073,377.66	Total Expenses/Reimbursements	401,723.90

		Interest Reserve Deposit	69,318.18

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,677,810.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	85,073,377.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	86,751,188.02
Total Funds Collected	87,237,439.70	Total Funds Distributed	87,237,439.71

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	521,625,943.48	521,625,943.48	Beginning Certificate Balance	521,625,943.48
(-) Scheduled Principal Collections	72,258,601.19	72,258,601.19	(-) Principal Distributions	85,073,377.66
(-) Unscheduled Principal Collections	12,814,776.47	12,814,776.47	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	436,552,565.82	436,552,565.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	526,149,785.21	526,149,785.21	Ending Certificate Balance	436,552,565.82
Ending Actual Collateral Balance	441,289,661.40	441,289,661.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	255.50	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	255.50	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP	Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP
2,000,000 or less	1	1,851,354.87	0.42%	2	5.4070	4.131600	Less than 1.31	8	107,540,295.26	24.63%	2	4.9311	0.458167
2,000,001 to 3,000,000	2	4,550,020.97	1.04%	3	4.9976	1.422245	1.31 to 1.40	2	14,930,534.20	3.42%	2	5.1889	1.389847
3,000,001 to 4,000,000	5	18,086,922.66	4.14%	3	5.0044	1.645768	1.41 to 1.50	3	93,092,498.53	21.32%	2	4.7303	1.431373
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	3,841,152.35	0.88%	3	5.0160	1.517100
5,000,001 to 6,000,000	6	33,494,758.89	7.67%	3	4.8133	2.112183	1.61 to 1.70	2	33,352,286.81	7.64%	4	4.6500	1.670457
6,000,001 to 7,000,000	2	13,077,772.50	3.00%	2	4.9977	1.328011	1.71 to 1.80	4	50,020,365.46	11.46%	3	4.9923	1.731051
7,000,001 to 8,000,000	2	15,020,749.76	3.44%	2	5.4583	1.804131	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	29,949,072.07	6.86%	3	4.6670	2.142725
10,000,001 to 15,000,000	4	50,787,472.39	11.63%	3	4.8210	1.389754	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	35,864,610.53	8.22%	3	4.9545	1.342370	2.51 to 3.00	2	13,142,165.44	3.01%	2	4.9944	2.607661
20,000,001 to 30,000,000	3	78,045,076.21	17.88%	4	4.7067	1.607109	3.01 or greater	3	11,077,770.86	2.54%	2	4.8091	3.342919
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717
50,000,001 or greater	2	106,167,402.20	24.32%	2	4.7960	0.787650
Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	79,606,424.84	18.24%	3	4.7848	NAP
							Defeased	20	79,606,424.84	18.24%	3	4.7848	NAP
California	3	23,343,145.59	5.35%	2	4.8088	1.498965
							Industrial	2	9,875,924.71	2.26%	3	5.0110	1.723446
Colorado	2	44,499,821.48	10.19%	4	4.6987	1.390936
							Lodging	4	35,496,200.08	8.13%	2	5.2384	0.835957
Delaware	2	19,364,789.05	4.44%	3	5.0010	1.720400
							Mobile Home Park	1	2,548,325.89	0.58%	3	4.7600	1.761300
Florida	1	14,005,620.53	3.21%	3	4.8400	0.540400
							Multi-Family	4	16,080,548.72	3.68%	3	4.8701	2.193325
Illinois	2	15,148,016.24	3.47%	4	4.6057	2.026996
							Office	7	78,768,128.67	18.04%	3	4.8363	1.405423
Louisiana	1	7,329,803.47	1.68%	2	5.7670	0.989300
							Retail	10	212,325,658.04	48.64%	2	4.7759	1.012302
Michigan	2	5,774,741.88	1.32%	3	4.5533	2.646802
							Self Storage	1	1,851,354.87	0.42%	2	5.4070	4.131600
Nevada	1	7,690,946.29	1.76%	2	5.1640	2.580700
							Totals	49	436,552,565.82	100.00%	3	4.8374	1.391717
New Jersey	1	106,167,402.20	24.32%	2	4.7960	0.155300

New York	1	6,857,744.05	1.57%	2	4.9530	2.053900

North Carolina	1	1,851,354.87	0.42%	2	5.4070	4.131600

Ohio	1	22,638,484.70	5.19%	3	5.0046	1.738000

Oregon	1	6,000,000.00	1.37%	1	4.8500	3.097800

Tennessee	2	9,445,912.75	2.16%	3	4.8163	2.416699

Texas	8	66,828,357.88	15.31%	3	4.8753	1.345228

Totals	49	436,552,565.82	100.00%	3	4.8374	1.391717

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP	Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP
	4.500% or less	2	16,372,737.15	3.75%	4	4.4783	2.413666	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	66,629,078.62	15.26%	4	4.5917	1.586922	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	174,127,032.82	39.89%	2	4.8153	1.061673	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	9	85,506,987.67	19.59%	3	5.0555	1.642601	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	2	3,853,049.95	0.88%	3	5.3514	2.499821	49 months or greater	29	356,946,140.98	81.76%	3	4.8491	1.364005
	5.501% to 5.750%	1	3,127,451.30	0.72%	2	5.7430	(0.185500)	Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717
	5.751% to 6.000%	1	7,329,803.47	1.68%	2	5.7670	0.989300
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP	Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP
	60 months or less	29	356,946,140.98	81.76%	3	4.8491	1.364005	Interest Only	2	34,000,000.00	7.79%	3	4.6276	1.931024
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	3,127,451.30	0.72%	2	5.7430	(0.185500)
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	3	15,828,442.62	3.63%	3	5.1474	1.560452
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	23	303,990,247.06	69.63%	3	4.8492	1.306299
	Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	79,606,424.84	18.24%	3	4.7848	NAP			No outstanding loans in this group
Underwriter's Information		1	53,083,701.10	12.16%	2	4.7960	1.420000
	12 months or less	26	296,391,978.98	67.89%	3	4.8525	1.349821
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	7,470,460.90	1.71%	3	5.0943	1.528878
	Totals	39	436,552,565.82	100.00%	3	4.8374	1.391717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	440000359	RT	Woodbridge	NJ	Actual/360	4.796%	219,622.26	95,031.90	0.00	N/A	04/01/24	--	53,178,733.00	53,083,701.10	06/01/22
1B	440000360				Actual/360	4.796%	219,622.26	95,031.90	0.00	N/A	04/01/24	--	53,178,733.00	53,083,701.10	06/01/22
5	300571107	MF	San Marcos	TX	Actual/360	4.673%	117,490.57	29,197,659.89	0.00	N/A	02/06/24	--	29,197,659.89	0.00	02/06/24
6	310922175	RT	Weatherford	TX	Actual/360	4.590%	108,523.01	50,211.53	0.00	N/A	06/01/24	--	27,456,803.04	27,406,591.51	02/01/24
7	780922606	OF	Greenwood Village	CO	Actual/360	4.580%	110,428.89	0.00	0.00	N/A	06/01/24	--	28,000,000.00	28,000,000.00	02/01/24
8	28000463	RT	Akron	OH	Actual/360	5.005%	97,728.27	38,830.11	0.00	N/A	05/06/24	--	22,677,314.81	22,638,484.70	02/06/24
10	310923154	SS	Various	Various	Actual/360	4.710%	75,867.96	42,258.92	0.00	N/A	05/01/24	--	18,705,887.81	18,663,628.89	02/01/24
11	28000457	Various Dover		DE	Actual/360	5.001%	83,535.98	33,236.02	0.00	N/A	05/06/24	--	19,398,025.07	19,364,789.05	02/06/24
13	28000452	OF	Greenwood Village	CO	Actual/360	4.900%	69,751.25	31,086.83	0.00	N/A	05/06/24	--	16,530,908.31	16,499,821.48	02/06/24
14	310923441	SS	Various	CT	Actual/360	4.600%	62,941.55	31,385.01	0.00	N/A	05/01/24	--	15,889,872.11	15,858,487.10	02/01/24
			Upper Chichester
15	310920294	RT		PA	Actual/360	4.730%	61,695.30	33,909.99	0.00	N/A	06/01/24	--	15,147,177.91	15,113,267.92	02/01/24
			Town
16	310923368	LO	Hallandale	FL	Actual/360	4.840%	58,501.94	31,102.66	0.00	N/A	05/01/24	--	14,036,723.19	14,005,620.53	02/01/24
17	310921328	RT	Naperville	IL	Actual/360	4.500%	51,060.24	30,516.09	0.00	N/A	06/01/24	--	13,176,837.25	13,146,321.16	02/01/24
19	28000471	OF	Houston	TX	Actual/360	5.016%	23,168.30	11,573.79	0.00	N/A	05/06/24	--	5,363,860.60	5,352,286.81	02/06/24
20	28000479	OF	Houston	TX	Actual/360	5.016%	16,869.75	8,427.33	0.00	N/A	05/06/24	--	3,905,636.75	3,897,209.42	02/06/24
21	28000480	OF	Houston	TX	Actual/360	5.016%	16,627.09	8,306.12	0.00	N/A	05/06/24	--	3,849,458.47	3,841,152.35	02/06/24
23	28000437	RT	San Jose	CA	Actual/360	4.759%	51,725.12	19,749.63	0.00	N/A	03/06/24	--	12,621,955.55	12,602,205.92	02/06/24
24	28000459	LO	Grapevine	TX	Actual/360	5.250%	49,984.63	23,182.36	0.00	N/A	04/06/24	--	11,056,507.14	11,033,324.78	02/06/24
27	440000376	RT	Lake Worth	TX	Actual/360	4.764%	32,438.29	7,907,278.70	0.00	N/A	05/01/24	--	7,907,278.70	0.00	02/01/24
28	300571093	LO	Covington	LA	Actual/360	5.767%	36,515.17	23,190.04	0.00	N/A	04/06/24	--	7,352,993.51	7,329,803.47	04/06/21
30	300571090	RT	Las Vegas	NV	Actual/360	5.164%	34,257.35	12,911.84	0.00	N/A	04/06/24	--	7,703,858.13	7,690,946.29	02/06/24
31	300571103	OF	Peabody	MA	Actual/360	5.180%	31,642.49	7,093,843.98	0.00	N/A	02/06/24	--	7,093,843.98	0.00	02/06/24
33	300571101	MF	Atlanta	GA	Actual/360	5.230%	32,283.69	7,168,400.13	0.00	N/A	02/06/24	--	7,168,400.13	0.00	02/06/24
34	310921116	RT	Houston	TX	Actual/360	4.550%	23,397.10	21,296.84	0.00	N/A	05/01/24	--	5,971,610.10	5,950,313.26	02/01/24
35	302010035	MF	North Chili	NY	Actual/360	4.953%	29,299.81	11,948.05	0.00	N/A	04/06/24	--	6,869,692.10	6,857,744.05	02/06/24
36	28000473	OF	Dallas	TX	Actual/360	5.047%	27,090.60	13,386.73	0.00	N/A	05/06/24	--	6,233,415.18	6,220,028.45	02/06/24
40	28000460	SS	Everett	WA	Actual/360	5.100%	28,578.66	6,507,475.84	0.00	N/A	05/06/24	02/06/24	6,507,475.84	0.00	02/06/24
43	28000454	MF	Albuquerque	NM	Actual/360	5.256%	27,541.72	10,033.41	0.00	N/A	04/06/24	--	6,085,222.74	6,075,189.33	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	410923589	MF	Waterford	MI	Actual/360	4.700%	22,455.19	5,548,297.21	0.00	N/A	02/01/24	--	5,548,297.21	0.00	02/01/24
45	28000467	RT	Everett	MA	Actual/360	4.665%	21,932.78	12,416.88	0.00	N/A	05/06/24	--	5,459,877.46	5,447,460.58	02/06/24
46	440000374	IN	Santa Clara	CA	Actual/360	5.019%	23,686.64	11,820.27	0.00	N/A	05/06/24	--	5,480,586.09	5,468,765.82	02/06/24
48	28000476	LO	Weston	FL	Actual/360	5.250%	22,312.53	16,338.95	0.00	N/A	05/06/24	--	4,935,489.78	4,919,150.83	02/06/24
49	310922787	RT	Mount Juliet	TN	Actual/360	4.755%	22,363.54	10,519.23	0.00	N/A	05/01/24	--	5,461,738.38	5,451,219.15	02/01/24
50	780922681	RT	Barstow	CA	Actual/360	4.710%	21,424.63	10,248.95	0.00	N/A	05/11/24	--	5,282,422.80	5,272,173.85	02/11/24
51	410922762	RT	Rochester Hills	MI	Actual/360	4.690%	20,243.08	5,012,387.47	0.00	N/A	05/01/24	02/01/24	5,012,387.47	0.00	02/01/24
52	440000377	LO	Grapevine	TX	Actual/360	5.034%	19,817.92	15,376.44	0.00	N/A	06/01/24	--	4,571,783.51	4,556,407.07	02/01/24
53	28000436	RT	Oregon City	OR	Actual/360	4.850%	25,058.33	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	02/06/24
54	790923352	RT	Brentwood	TN	Actual/360	4.790%	20,401.67	11,041.99	0.00	N/A	05/01/24	--	4,946,192.99	4,935,151.00	02/01/24
60	310923284	OF	Berkeley	CA	Actual/360	4.700%	16,633.47	4,109,849.58	0.00	N/A	02/01/24	--	4,109,849.58	0.00	02/01/24
63	28000445	LO	Bryan	TX	Actual/360	5.743%	15,554.63	17,845.53	0.00	N/A	04/06/24	--	3,145,296.83	3,127,451.30	02/06/24
65	28000474	MF	East Ridge	TN	Actual/360	4.900%	16,887.14	7,526.29	0.00	N/A	05/06/24	--	4,002,219.89	3,994,693.60	02/06/24
66	310923285	OF	San Francisco	CA	Actual/360	4.650%	14,786.77	3,692,845.91	0.00	N/A	02/01/24	--	3,692,845.91	0.00	02/01/24
69	410923356	MF	Ypsilanti	MI	Actual/360	4.390%	12,225.69	7,656.08	0.00	N/A	05/01/24	--	3,234,072.07	3,226,415.99	02/01/24
71	410922504	RT	New Haven	CT	Actual/360	4.750%	12,586.17	3,077,093.37	0.00	N/A	05/01/24	02/01/24	3,077,093.37	0.00	02/01/24
72	28000456	MU	New Orleans	LA	Actual/360	5.050%	11,524.11	2,650,066.57	0.00	N/A	04/06/24	--	2,650,066.57	0.00	02/06/24
74	410923122	MH	St. Louis	MI	Actual/360	4.760%	10,481.87	8,921.68	0.00	N/A	05/01/24	--	2,557,247.57	2,548,325.89	02/01/24
75	300571104	MF	Baltimore	MD	Actual/360	5.390%	10,623.45	2,288,851.99	0.00	N/A	05/06/24	--	2,288,851.99	0.00	02/06/24
76	28000477	RT	Greenville	MI	Actual/360	4.640%	8,882.87	5,074.65	0.00	N/A	05/06/24	--	2,223,187.74	2,218,113.09	02/06/24
77	860923146	MF	Chicago	IL	Actual/360	5.300%	0.00	0.00	0.00	N/A	05/01/24	--	2,001,695.08	2,001,695.08	08/01/18
79	28000466	RT	Bridgeport	CT	Actual/360	4.682%	7,352.68	4,137.07	0.00	N/A	05/06/24	--	1,823,706.10	1,819,569.03	02/06/24
80	28000455	SS	Wilson	NC	Actual/360	5.407%	8,637.63	3,795.91	0.00	N/A	04/06/24	--	1,855,150.78	1,851,354.87	02/06/24
Totals							2,164,062.04	85,073,377.66	0.00				521,625,943.48	436,552,565.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	7,563,741.31	2,520,974.52	01/01/23	09/30/23	11/13/23	43,954,716.24	6,121,895.66	132,570.23	134,527.85	0.00	0.00
1B	0.00	0.00	--	--	11/13/23	43,954,716.24	6,121,895.66	132,570.23	134,527.85	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	2,864,638.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,091,879.54	1,923,871.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,858,023.80	2,326,610.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,414,575.08	2,020,522.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,097,776.51	967,893.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,307,003.09	855,102.19	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,127,117.06	1,722,758.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	716,446.14	575,232.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	417,544.14	364,152.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	534,193.10	392,678.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,182,908.71	976,143.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,410,387.39	1,548,212.76	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,174,215.24	837,939.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(684,649.00)	796,268.00	01/01/23	09/30/23	09/11/23	2,598,607.58	854,597.89	46,677.73	1,170,933.50	0.00	0.00
30	1,615,043.32	1,141,591.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	837.89	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,185,136.92	1,015,297.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	935,640.00	773,733.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	532,089.59	276,532.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	748,197.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,089,637.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	566,549.13	388,666.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,029,210.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	(6,216.02)	(45,609.52)	10/30/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	606,296.98	490,099.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	870,596.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	379,199.38	317,854.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	431,394.04	314,451.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	185,186.00	151,829.00	04/01/18	03/31/19	07/12/21	545,963.18	129,836.50	(166.25)	601,653.09	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	608,188.36	469,131.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	37,851,949.76	23,121,939.60				91,054,003.24	13,228,225.71	311,651.93	2,041,642.29	837.89	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	440000376	7,889,557.80	Payoff Prior to Maturity	0.00	0.00
72	28000456	2,641,027.94	Payoff Prior to Maturity	0.00	0.00
75	300571104	2,284,190.73	Payoff Prior to Maturity	0.00	0.00
Totals		12,814,776.47		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	4	115,498,900.75	0	0.00	1	7,329,803.47	0	0.00	0	0.00	3	12,814,776.47	4.837394%	4.735548%	3
01/18/24	0	0.00	0	0.00	4	115,712,154.59	0	0.00	1	7,352,993.51	0	0.00	0	0.00	0	0.00	4.838167%	4.748503%	3
12/15/23	0	0.00	0	0.00	4	115,924,512.12	0	0.00	2	7,376,068.96	0	0.00	0	0.00	2	9,799,096.24	4.861774%	4.775841%	4
11/17/23	0	0.00	0	0.00	4	116,151,319.65	0	0.00	2	20,604,332.47	0	0.00	0	0.00	0	0.00	4.859782%	4.770093%	5
10/17/23	0	0.00	0	0.00	4	116,361,831.82	0	0.00	2	20,656,499.20	0	0.00	0	0.00	2	6,710,960.11	4.859846%	4.770168%	6
09/15/23	0	0.00	0	0.00	4	116,586,860.80	0	0.00	2	20,711,365.74	0	0.00	0	0.00	0	0.00	4.859931%	4.771428%	7
08/17/23	0	0.00	0	0.00	4	116,795,542.89	0	0.00	2	20,763,055.57	0	0.00	0	0.00	0	0.00	4.859993%	4.771500%	8
07/17/23	0	0.00	0	0.00	4	117,003,347.95	0	0.00	2	20,814,515.06	2	9,493,773.93	0	0.00	0	0.00	4.860053%	4.771572%	9
06/16/23	0	0.00	0	0.00	4	117,225,767.85	0	0.00	2	20,868,700.16	0	0.00	0	0.00	0	0.00	4.860117%	4.771646%	10
05/17/23	0	0.00	0	0.00	4	117,435,385.23	0	0.00	2	20,919,689.00	0	0.00	0	0.00	0	0.00	4.860179%	4.771717%	11
04/17/23	0	0.00	0	0.00	4	117,659,960.91	0	0.00	2	20,973,420.61	0	0.00	0	0.00	0	0.00	4.860245%	4.771791%	12
03/17/23	0	0.00	0	0.00	4	117,867,751.44	1	13,440,593.37	1	7,583,349.58	0	0.00	0	0.00	0	0.00	4.860306%	4.771860%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	440000359	06/01/22	19	6	132,570.23	134,527.85	0.00	54,981,284.09	06/26/20	98
1B	440000360	06/01/22	19	6	132,570.23	134,527.85	0.00	54,981,284.09	06/26/20	98
28	300571093	04/06/21	33	6	46,677.73	1,170,933.50	6,356.75	8,077,845.63	11/20/19	7			06/29/21
77	860923146	08/01/18	65	6	(166.25)	601,653.09	197,694.23	2,195,582.51	09/14/18	13
Totals					311,651.93	2,041,642.29	204,050.98	120,235,996.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		436,552,566	321,053,665	108,169,097		7,329,803
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	436,552,566	321,053,665	0	0	108,169,097	7,329,803
Jan-24	521,625,943	405,913,789	0	0	108,359,161	7,352,994
Dec-23	558,319,627	442,395,115	0	0	108,548,443	7,376,069
Nov-23	578,097,486	448,742,044	0	0	108,751,110	20,604,332
Oct-23	579,246,561	449,651,282	0	0	108,938,780	20,656,499
Sep-23	591,357,611	461,506,352	0	0	109,139,892	20,711,366
Aug-23	592,518,182	462,429,163	0	0	109,325,963	20,763,056
Jul-23	593,673,886	463,348,102	0	0	117,003,348	13,322,436
Jun-23	594,901,473	464,322,670	0	0	109,710,103	20,868,700
May-23	596,050,801	465,233,664	0	0	109,897,449	20,919,689
Apr-23	597,272,653	466,200,575	0	0	110,098,657	20,973,421
Mar-23	598,412,034	467,103,689	0	0	110,284,402	21,023,943
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	440000359	53,083,701.10	54,981,284.09	79,000,000.00	10/18/23	1,833,261.27	0.15530	09/30/23	04/01/24	243
1B	440000360	53,083,701.10	54,981,284.09	79,000,000.00	10/18/23	23,327,535.76	1.42000	--	04/01/24	243
28	300571093	7,329,803.47	8,077,845.63	7,500,000.00	08/01/23	531,608.00	0.98930	09/30/23	04/06/24	181
77	860923146	2,001,695.08	2,195,582.51	3,200,000.00	03/07/14	151,829.00	0.99060	03/31/19	05/01/24	243
Totals		115,498,900.75	120,235,996.32	168,700,000.00		25,844,234.03

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A	440000359	RT	NJ	06/26/20	98
Property is being marketed for potential sale by the court-appointed receiver.

1B	440000360	Various	Various	06/26/20	98
Property is being marketed for potential sale by the court-appointed receiver.

28	300571093	LO	LA	11/20/19	7

REO Title Date: 6/28/2021. Description of Collateral: Subject is a 116-room, Hilton Garden Inn-branded hotel built by the Borrower in 2011 and located in Covington, LA. Amenities include 1.5K SF of meeting space ,a full-service restaurant, an indoor/roved 2023 Capex Budget and instructed PM to start work ASAP.

Fitness room flooring and exterior lighting upgrades were approved. Operations Summary: All rooms are now back online and in leasable condition. Month End Dec 2023 STR: 60.9% Occup, $125.41 ADR, $76.34 RevPar. Only Occupancy

was <100% penetration Marketing Summary: Asset was included in the 12/14/2022 Auction, but did not meet reserve. Holding property and undertaking Hilton required upgrades.

77	860923146	MF	IL	09/14/18	13

Loan was transferred to SS on 11/5/2018 due to the loan being 60+ days delinquent. In addition, on 8/15/2018, the U.S. Securities and Exchange Commission ('SEC') filed a securities fraud complaint against EquityBuild, Inc., EquityBuild

Finance, LLC,Jerome Cohen ('Guarantor'), and Shaun Cohen. On 8/17/2018 the Court appointed Kevin B. Duff, as the receiver for the Estate of Defendants EquityBuild, Inc., EquityBuild Finance, LLC, their affiliates, and the affiliate entities of Defendants Jerome Cohen and Shaun Cohen. Per an Order Appointing Receiver dated 8/17/2018, no party may institute or pursue any action for collection, foreclosure or other remedy against the Receivership Defendants and/or

Receivership Assets until further Order from the Court. The collateral Property securing the Loan was sold on 5/29/19 by the Receiver per Court order with sales proceeds escrowed by the Court. The distribution of proceeds is litigated through a claims process, with scheduling to occur in tranches. On 8/17/21, the Court granted the Receiver a priming lien and approved payment of certain fees from the sales proceeds, subject to a 20% holdback among other conditions.

Receiver has also obtained court approval to allocate fees from sales proceeds. The court granted individual investors priority over the institutional lender in Tranche 1, per a Memorandum Opinion and Order. The litigation continues with subject claims held in Tranche 5 which is scheduled to begin in November 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	310922175	0.00	4.59000%	0.00	4.59000%	8	10/04/22	10/04/22	--
24	28000459	0.00	5.25000%	0.00	5.25000%	8	10/29/21	06/11/20	--
52	440000377	0.00	5.03400%	0.00	5.03400%	8	09/03/21	09/01/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	440000375 12/17/21	54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	0.00	2,393,145.39	23,213,920.01	42.98%
12	300571108 06/17/20	19,276,701.06	18,660,000.00	21,641,271.88	1,531,258.33	21,641,271.88	20,110,013.55	18,777.74	0.00	0.00	18,777.74	0.08%
18	440000381 12/15/23	13,204,122.48	26,090,000.00	4,951,765.65	497,710.23	4,951,765.65	4,454,055.42	8,750,067.06	0.00	0.00	8,750,067.06	54.68%
29	28000450 07/17/19	8,688,212.19	15,400,000.00	8,738,058.22	49,846.03	8,738,058.22	8,688,212.19	0.00	0.00	(495.00)	495.00	0.00%
38	28000461 06/17/19	6,356,096.43	11,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		101,525,132.16	129,500,000.00	65,531,372.85	3,886,157.09	65,531,372.85	61,645,215.76	34,375,910.20	0.00	2,392,650.39	31,983,259.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	440000375	07/17/23	0.00	0.00	23,213,920.01	0.00	0.00	(13,254.79)	0.00	0.00	23,215,254.04
		04/17/23	0.00	0.00	23,227,174.80	0.00	0.00	(5,669.09)	0.00	0.00
		11/18/22	0.00	0.00	23,232,843.89	0.00	0.00	1,246.00	0.00	0.00
		10/17/22	0.00	0.00	23,231,597.89	0.00	0.00	1,250.00	0.00	0.00
		09/16/22	0.00	0.00	23,230,347.89	0.00	0.00	(1,226,476.84)	0.00	0.00
		08/17/22	0.00	0.00	24,458,158.76	0.00	0.00	2,139.00	0.00	0.00
		06/17/22	0.00	0.00	24,456,019.76	0.00	0.00	1,334.03	0.00	0.00
		05/17/22	0.00	0.00	24,454,685.73	0.00	0.00	1,242.00	0.00	0.00
		03/17/22	0.00	0.00	24,453,443.73	0.00	0.00	48,145.00	0.00	0.00
		02/17/22	0.00	0.00	24,405,298.73	0.00	0.00	(1,212,294.17)	0.00	0.00
		01/18/22	0.00	0.00	25,617,592.90	0.00	0.00	10,527.50	0.00	0.00
		12/17/21	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00
12	300571108	06/17/20	0.00	0.00	18,777.74	0.00	0.00	18,777.74	0.00	0.00	18,777.74
18	440000381	12/15/23	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06
29	28000450	10/18/19	0.00	0.00	495.00	0.00	0.00	495.00	0.00	0.00	495.00
		07/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000461	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	31,983,259.81	0.00	0.00	31,984,593.84	0.00	0.00	31,984,593.84

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	11,448.20	0.00	0.00	180,014.10	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,448.20	0.00	0.00	180,014.10	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,587.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,000.00	0.00	0.00	12,860.01	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	351.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	9,135.51	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,896.40	0.00	1,939.29	372,888.21	0.00	9,135.51	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		410,859.41

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Supplemental Notes
None

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